Concentration (Tables)	12 Months Ended
Jun. 30, 2024
Concentration [Abstract]
Schedule of Customer Concentration Risk	The following table sets forth a summary of single customer who represent 10% or more of the Group’s total accounts receivable:
	As of June 30,
	2024	2023
Customer A	35.3%	47.1%
Customer B	27.5%	29.2%
Total	62.8%	76.3%
The following table sets forth a summary of single customer who represent 10% or more of the Group’s total revenue:
	For the years ended June 30,
	2024	2023	2022
Customer A	37.5%	46.3%	51.4%
Customer B	26.9%	28.4%	34.0%
Total	64.4%	74.7%	85.4%

The following table sets forth a summary of single supplier who represent 10% or more of the Group’s total accounts payable:
	As of June 30,
	2024	2023
Supplier A	100.0%	100.0%
Total	100.0%	100.0%